RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF KEY COMPENSATION AWARDS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the year ended December 31, 2022 and 2021 included:

For the years ended December 31,	2022	2021
Director fees	$522,349	$370,094
Salaries	843,917	722,068
Share-based payments	2,106,906	2,475,949
	$3,473,172	$3,568,111

SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

For the years ended December 31,	2022	2021
Management fees paid to a company controlled by CEO and director	566,487	290,225
Management fees paid to a company that the CEO holds an economic interest in	442,485	315,643
Management fees paid to a company controlled by the former President and director	383,288	205,691
	$1,392,260	$811,559